UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    9/30/14

Item 1.  Reports to Stockholders.

Tactical Asset Allocation Fund

Class A Shares – GVTAX

Class I Shares – GVTIX

Annual Report
September 30, 2014

1-877-940-3435

www.globalviewfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Tactical Asset Allocation Fund

Dear Shareholders,

The Tactical Asset Allocation Fund (TAC Fund) returned 6.92% (Class I) and 6.55% (Class A) for the fiscal year ending September 30, 2014. Unlike traditional funds, the TAC Fund is fully tactical, which means it has the flexibility to go 100% cash or short-term instruments during a severe market decline and is designed for higher risk-adjusted-returns over a full market cycle which would include both a bear and bull market cycle. The Dow Jones Moderate Portfolio index is an index that measures the returns of a long-only, buy and hold methodology. The benchmark returned 7.37% for the same period.

Market Commentary

During the twelve month period ending September 30, the Fund experienced a lag to the benchmark due to its broad-based diversification exposure. In addition, going into 2014, we positioned for the possibility of interest rates rising and added a long/short US Treasury bond sub-strategy to the portfolio that did not perform as expected, causing a drag on the portfolio. Across the global equity spectrum, the only bright spot happened to be the US large cap equity markets that, in our opinion, had more to do with the Fed’s Quantitative Easing “QE” program than fundamentals. Most of the rest of our global equity exposure was defensive for 2014, which created a bond-like performance. In the US, the energy sector has been in a structural growth phase and we have participated by way of energy MLPs. US high yielding debt has been one of the few places in the global bond world to achieve real return as Central Banks have flooded the markets with various QE programs that have, in turn, aggressively repressed yields worldwide. We believe that negative real returns are ahead of us and our relative strength indicators are currently validating this. Since the Fund is quantitative in nature, we are agnostic to the future trends of the market and will continue to make position adjustments as markets change.

Philosophy

The TAC Fund employs the science of global tactical asset allocation utilized by large institutions. It is a “fund of funds” structure primarily utilizing exchange traded products such as ETFs and ETNs. The Fund is designed to offer both a DEFENSIVE strategy in severe market downturns and an OFFENSIVE strategy in up-trending markets. The Fund encompasses up to 13 sub-strategies that each follow a quantitative, rules-based discipline that combines the use of an algorithmic signal on the underlying funds and then, utilizing momentum and relative strength indicators to determine the allocation tilts in a mix of equity (US & International), alternative (including commodities, real estate, managed futures and currencies), bond (US & International) and long/short directional strategies. The blend of each sub-strategy is determined by the investment team’s correlation research during past high risk events (Black Swans).

4453-NLD-11/12/2014

1

Tactical Asset Allocation Fund

Portfolio Review (Unaudited)

September 30, 2014

The Fund’s performance figures* for the year ended September 30, 2014, as compared to its benchmark:

Since Inception
October 1, 2013
Tactical Asset Allocation Fund - Class A	6.55%
Tactical Asset Allocation Fund - Class A with load **	0.42%
Tactical Asset Allocation Fund - Class I	6.92%
Dow Jones Moderate Portfolio Index ***	7.37%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund’s total annual operating expense per the September 6, 2013 prospectus is 2.28% and 2.03% for Class A and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-877-940 3435.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The Dow Jones Moderate Portfolio Index measures global stocks, bonds and cash which in turn are represented by multiple sub indexes. You cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment | October 1, 2013 – September 30, 2014

Past performance is not necessarily indicative of future results.

Holdings by type of Investments	% of Net Assets
Equity Funds	60.9%
Debt Funds	23.7%
Exchange Traded Notes	9.5%
Asset Allocation Funds	4.8%
Money Market Fund	1.9%
Liabilities Less Other Assets	(0.8)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

2

Tactical Asset Allocation Fund

PORTFOLIO OF INVESTMENTS

September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 89.4%
	ASSET ALLOCATION FUNDS - 4.8%
127,000	PowerShares DB US Dollar Index Bullish Fund *	$2,904,490
7,286	SPDR Barclays Convertible Securities ETF	361,750
		3,266,240
	DEBT FUNDS - 23.7%
32,525	iShares 20+ Year Treasury Bond ETF	3,781,682
69,230	iShares iBoxx $ High Yield Corporate Bond ETF	6,365,698
2,874	iShares iBoxx $ Investment Grade Corporate Bond ETF	339,764
5,105	iShares JP Morgan USD Emerging Markets Bond ETF	576,099
8,400	iShares MBS ETF	908,124
9,227	iShares US Preferred Stock ETF	364,651
49,554	Market Vectors High Yield Municipal Index ETF	1,523,785
12,136	Pimco Total Return ETF	1,317,727
14,300	SPDR Barclays High Yield Bond ETF	574,574
4,350	Vanguard Short-Term Corporate Bond ETF	347,435
		16,099,539
	EQUITY FUNDS - 60.9%
20,036	Global X FTSE Nordic Region ETF	497,294
24,846	iShares Core S&P Small-Cap ETF	2,591,438
19,765	iShares MSCI EAFE Minimum Volatility ETF	1,237,289
24,354	iShares MSCI Pacific ex Japan ETF	1,121,989
36,323	iShares S&P 500 Growth ETF	3,880,023
42,428	iShares S&P 500 Value ETF	3,821,490
17,813	Materials Select Sector SPDR Fund	883,347
67,236	PowerShares QQQ Trust Series 1	6,642,244
89,360	PowerShares S&P 500 High Beta Portfolio ETF	2,964,223
37,837	ProShares Ultra Russell2000 *	2,868,423
32,988	SPDR S&P 500 ETF Trust	6,499,296
10,515	SPDR S&P MidCap 400 ETF Trust	2,621,600
19,960	WisdomTree International MidCap Dividend Fund	1,130,135
18,889	WisdomTree International SmallCap Dividend Fund	1,117,851
65,671	WisdomTree Japan Hedged Equity Fund	3,435,907
		41,312,549

	TOTAL EXCHANGE TRADED FUNDS (Cost - $58,618,609)	60,678,328

	EXCHANGE TRADED NOTES - 9.5%
19,148	Barclays ETN+ ETNs Linked to the S&P 500 Dynamic VEQTORTM Total Return Index *	2,890,199
67,425	JPMorgan Alerian MLP Index ETN	3,578,919
	TOTAL EXCHANGE TRADED NOTES (Cost - $5,707,955)	6,469,118

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
1,296,518	Dreyfus Treasury Prime Cash Management, 0.00% (a)	1,296,518
	(Cost - $1,296,518)

	TOTAL INVESTMENTS - 100.8% (Cost - $65,623,082) (b)	$68,443,964
	LIABILITIES LESS OTHER ASSETS - (0.8) %	(567,661)
	NET ASSETS - 100.0%	$67,876,303

ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
MBS - Mortgage-Backed Security

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at September 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $65,633,636 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,104,828
Unrealized Depreciation:	(294,500)
Net Unrealized Appreciation:	$2,810,328

See accompanying notes to financial statements.

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Tactical Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014

ASSETS
Investment securities:
At cost	$65,623,082
At value	$68,443,964
Receivable for securities sold	7,935,806
Dividends receivable	125,203
Receivable for Fund shares sold	9,619
Prepaid expenses and other assets	15,448
TOTAL ASSETS	76,530,040

LIABILITIES
Payable for investments purchased	8,412,264
Payable for Fund shares repurchased	74,248
Investment advisory fees payable	99,607
Fees payable to other affiliates	15,564
Distribution (12b-1) fees payable	15,105
Accrued expenses and other liabilities	36,949
TOTAL LIABILITIES	8,653,737
NET ASSETS	$67,876,303

Composition of Net Assets:
Paid in capital	$63,383,542
Undistributed net investment income	33,773
Accumulated net realized gain from investments	1,638,106
Net unrealized appreciation of investments	2,820,882
NET ASSETS	$67,876,303

Net Asset Value Per Share:
Class A Shares:
Net Assets	$67,240,845
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,355,338
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.58
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$11.23
Class I Shares:
Net Assets	$635,458
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	60,012
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.59

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

4

Tactical Asset Allocation Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2014 (a)

INVESTMENT INCOME
Dividends	$1,518,007

EXPENSES
Advisory fees	836,804
Distribution (12b-1) fees:
Class A	181,336
Administrative services fees	70,108
Transfer agent fees	42,442
Accounting services fees	40,901
Registration fees	30,616
Professional fees	27,351
Printing and postage expenses	19,479
Compliance officer fees	15,402
Custodian fees	10,931
Trustees fees and expenses	9,834
Insurance expense	2,487
Other expenses	6,619
TOTAL EXPENSES	1,294,310
Less: Fees waived by the Advisor	(94,393)
NET EXPENSES	1,199,917

NET INVESTMENT INCOME	318,090

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	1,810,288
Capital gain distribution from regulated investment companies	8,425
Net change in unrealized appreciation on investments	2,820,882

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,639,595

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,957,685

(a)	The Tactical Asset Allocation Fund commenced operations on October 1, 2013.

See accompanying notes to financial statements.

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Tactical Asset Allocation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Year Ended
September 30, 2014 (a)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$318,090
Net realized gain on investments	1,810,288
Capital gain distribution from regulated investment companies	8,425
Net change in unrealized appreciation on investments	2,820,882
Net increase in net assets resulting from operations	4,957,685

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(332,364)
Class I	(2,792)
From net realized gains
Class A	(180,602)
Class I	(5)
Total distributions to shareholders	(515,763)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	89,327,473
Class I	651,435
Net asset value of shares issued in reinvestment of distributions:
Class A	512,966
Class I	1,639
Redemption fee proceeds:
Class A	363
Class I	2
Payments for shares redeemed:
Class A	(27,050,406)
Class I	(9,091)
Net increase from shares of beneficial interest transactions	63,434,381

NET INCREASE IN NET ASSETS	67,876,303

NET ASSETS
Beginning of Year	—
End of Year *	$67,876,303
* Includes undistributed net investment income of:	$33,773

SHARE ACTIVITY
Class A:
Shares Sold	8,866,989
Shares Reinvested	48,290
Shares Redeemed	(2,559,941)
Net increase in shares of beneficial interest outstanding	6,355,338

Class I:
Shares Sold	60,719
Shares Reinvested	152
Shares Redeemed	(859)
Net increase in shares of beneficial interest outstanding	60,012

(a)	The Tactical Asset Allocation Fund commenced operations on October 1, 2013.

See accompanying notes to financial statements.

6

Tactical Asset Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year (1)

	Class A	Class I
	Year Ended	Year Ended
	September 30, 2014	September 30, 2014
Net asset value, beginning of year	$10.00	$10.00

Income from investment operations:
Net investment income (2)	0.05	0.14
Net realized and unrealized gain on investments	0.61	0.56
Total from investment operations	0.66	0.70

Less distributions from:
Net investment income	(0.05)	(0.08)
Net realized gains	(0.03)	(0.03)
Total distributions	(0.08)	(0.11)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of year	$10.58	$10.59

Total return (4)	6.55%	6.92%

Net assets, at end of year (000s)	$67,241	$635

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (5,6)	1.77%	1.52%

Ratio of net expenses to average net assets (6)	1.65%	1.40%

Ratio of net investment income to average net assets (7)	0.43%	1.27%

Portfolio Turnover Rate	397%	397%

(1)	The Fund commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

7

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1.	ORGANIZATION

The Tactical Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on October 1, 2013. The Fund seeks to achieve long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid

8

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

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Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$60,678,328	$—	$—	$60,678,328
Exchange Traded Notes	6,469,118	—	—	6,469,118
Short-Term Investments	1,296,518	—	—	1,296,518
Total Investments	$68,443,964	$—	$—	$68,443,964

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the year ended September 30, 2014.

There were no transfers into or out of any level during the current year presented. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting year.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $348,887,021 and $286,329,152, respectively.

10

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Global View Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.15%. Pursuant to the advisory agreement, the Fund accrued $836,804 in advisory fees for the year ended September 30, 2014.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”), until at least October 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.65% and 1.40% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2014, the Advisor waived fees in the amount of $94,393 that is subject to recapture through September 30, 2017.

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A shares for such distribution and shareholder service activities. For the year ended September 30, 2014, pursuant to the Plan, Class A shares incurred $181,336.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the year ended September 30, 2014, the Distributor received $25,067 in underwriting commissions for sales of Class A shares, none of which was retained by the principal underwriter or other affiliated broker dealer.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

11

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2014 was as follows:

Fiscal Year Ended
September 30, 2014
Ordinary Income	$515,763

As of September 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation	Accumulated
Income	Gains	(Depreciation)	Earnings/(Deficits)
$1,677,447	$4,986	$2,810,328	$4,492,761

The difference between book basis and tax basis accumulated net realized gain and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to adjustments for non-deductible expenses, resulted in reclassifications for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Gains
$(50,839)	$50,839	$—

6.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the year ended September 30, 2014, the Fund collected $365 in redemption fees.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of the Tactical Asset Allocation Fund

We have audited the accompanying statement of assets and liabilities of the Tactical Asset Allocation Fund , (the “Fund”), a series of shares of beneficial interest in the Northern Lights Fund Trust III, including the portfolio of investments, as of September 30, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year October 1, 2013 (commencement of operations) to September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the of the Tactical Asset Allocation Fund as of September 30, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the year October 1, 2013 to September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 25, 2014

13

Tactical Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

September 30, 2014

As a shareholder of the Tactical Asset Allocation Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tactical Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning April 1, 2014 and ending September 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Tactical Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period
Expenses	Expense Ratio	4/1/14	9/30/2014	4/1/14 – 9/30/14
Class A	1.65%	$1,000.00	$1,003.80	$8.29
Class I	1.40%	$1,000.00	$1,004.70	$7.04

Table 2
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	4/1/14	9/30/2014	4/1/14 – 9/30/14
Class A	1.65%	$1,000.00	$1,016.80	$8.34
Class I	1.40%	$1,000.00	$1,018.05	$7.08

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
14

Tactical Asset Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, 2004-2008); Legal Consultant, Jensen Consulting (2004-2008).	32	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board Since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	130	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non- profit corporation) (1996-2008).	32	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)
Mark H. Taylor 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	130	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jerry Vincentini 1940	Trustee	Since February 2012, Indefinite; Chairman of the Board 2012-2014.	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	32	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II and Northern Lights Variable Trust.

9/30/14-NLFT III-V2

15

Tactical Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-940-3435.

9/30/14-NLFT III-V2

16

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

17

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

18

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR

Global View Capital Management, Ltd.
Stone Ridge Business Center III, Suite 350
Waukesha, WI 53188

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 – $12,000

2013 – N/A

(b)

Audit-Related Fees

2014 – None

2013 – N/A

(c)

Tax Fees

2014 – $2,000

2013 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:

0.00%

N/A

Tax Fees:

0.00%

N/A

All Other Fees:

0.00%

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,000

2013 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/5/14